TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED
Tweedy, Browne Global Value Fund II – Currency Unhedged
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED Tweedy, Browne Global Value Fund II - Currency Unhedged
Redemption fee (as a percentage of amount redeemed) Through August 31, 2015 – imposed on Shares held less than 60 days Effective September 1, 2015 – imposed on Shares held less than 15 days	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED Tweedy, Browne Global Value Fund II - Currency Unhedged
Management fees		1.25%
Distribution (12b-1) fees		none
Other expenses		0.12%
Acquired fund fees and expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.38%
[1]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund's cash balances are invested.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example assumes that your investment earns a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example	TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED Tweedy, Browne Global Value Fund II - Currency Unhedged USD ($)
Expense Example, with Redemption, One Year	$ 140
Expense Example, with Redemption, Three Years	437
Expense Example, with Redemption, Five Years	755
Expense Example, with Redemption, Ten Years	$ 1,657

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 9%.
Principal Investment Strategies
The Fund invests primarily in foreign equity securities that the Adviser believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
  low stock price in relation to book value
  low price-to-earnings ratio
  low price-to-cash-flow ratio
  above-average dividend yield
  low price-to-sales ratio as compared to other companies in the same industry low corporate leverage
  low share price
  purchases of a company’s own stock by the company’s officers and directors company share repurchases
  a stock price that has declined significantly from its previous high price and/or small market capitalization.
The Adviser will generally not hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar.

The Fund invests primarily in undervalued equity securities of foreign issuers, but also invests on a more limited basis in U.S. equity securities when opportunities appear attractive. Investments by the Fund are focused for the most part in developed countries with some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. The Fund does not seek to reduce currency risk by hedging its effective foreign currency exposure back into the U.S. dollar and will be exposed to currency fluctuations. However, the Adviser reserves the right, under circumstances that the Adviser deems to be extraordinary, to hedge all or a portion of the Fund’s currency exposure to a particular emerging market. The Fund is designed for long-term value investors who wish to focus their investment exposure on foreign stock markets of primarily developed countries, and their associated non-U.S. currencies. The Fund is not appropriate for investors primarily seeking income.
Principal Risks
Equity Security Risk.  The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

Value Investing Risk.  There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.

Risk of Loss.  You could lose money on your investment in the Fund, and the Fund could underperform other investments.

Small- and Mid-Cap Companies.  The Fund may invest to a significant extent in small- and mid-cap companies. Small- and mid-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities.  The Fund invests to a great extent in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include:
  changes in currency exchange rates, which can lower performance in U.S. dollar terms exchange rate controls (which may include an inability to transfer currency from a given country)
  costs incurred in conversions between currencies
  non-negotiable brokerage commissions
  less publicly available information
  not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting greater market volatility
  less trading volume
  delayed settlements
  difficulty in enforcing obligations in foreign countries
  less securities regulation
  unrecoverable withholding and transfer taxes
  war
  seizure
  political and social instability.
The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and, to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”
Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Global Value Fund II – Currency Unhedged Calendar Year Total Returns
[1]	The 2015 year-to-date return for the Global Value Fund II – Currency Unhedged through June 30, 2015 was 0.72%.

As of December 31, 2014
Best Quarterly Return	11.53% (3rd Quarter, 2010)

Worst Quarterly Return	(11.75)% (3rd Quarter, 2011)

Average Annual Total Return for Periods Ended December 31, 2014
Average Annual Total Returns - TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED	One Year	Five Years	Since Inception	Inception Date
Tweedy, Browne Global Value Fund II - Currency Unhedged	(4.50%)	7.71%	7.85%	Oct. 26, 2009
Tweedy, Browne Global Value Fund II - Currency Unhedged | Return after Taxes on Distributions	(4.70%)	7.55%	7.70%	Oct. 26, 2009
Tweedy, Browne Global Value Fund II - Currency Unhedged | Return after Taxes on Distributions and Sale of Fund Shares	(2.20%)	6.20%	6.31%	Oct. 26, 2009
MSCI EAFE Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)	(4.90%)	5.33%	5.26%	Oct. 26, 2009
MSCI EAFE Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)	5.67%	7.87%	8.13%	Oct. 26, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had certain fees and expenses not been waived and/or reimbursed from inception through December 31, 2014.